SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended		3 Months Ended					12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Golar LNG Energy Limited	May 31, 2011 Golar LNG Energy Limited	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2013 Golar Scheme [Member]	Dec. 31, 2012 Golar Scheme [Member]	Dec. 31, 2011 Golar Scheme [Member]	Dec. 31, 2013 Energy Scheme [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jul. 31, 2001 Stock Options [Member]	Feb. 28, 2002 Stock Options [Member] Golar Scheme [Member]	Jul. 31, 2001 Stock Options [Member] Directors and Executive Officers [Member]	Feb. 28, 2002 Minimum [Member] Stock Options [Member] Golar Scheme [Member]	Feb. 28, 2002 Maximum [Member] Stock Options [Member] Golar Scheme [Member]
Share options:
Number of shares authorized for grant															2,000,000	0
Award term until expiration																5 years	10 years
Award vesting period, minimum (in years)																		3 years	4 years
Subsidiary stock options exchanged for parent company stock options					5,400,000	5,400,000
Shares exchanged for parent company shares, rate of exchange (in shares per share)							6.06
Options, outstanding (in shares)	498,000	581,000	849,000	7,279,000				500,000	600,000	800,000	0
Weighted average assumptions used:
Risk free interest rate												2.00%	2.00%	1.80%
Expected volatility of common stock												56.90%	56.90%	53.20%
Expected dividend yield	0.00%											0.00%	0.00%	0.00%
Expected life of options (in years)												2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Outstanding:
Options outstanding, beginning of year (in shares)	581,000	849,000	7,279,000					500,000	600,000	800,000	0
Options outstanding, grants in period (in shares)			897,000			900,000											400,000
Options outstanding, exercises in period (in shares)	(76,000)	(267,000)	(1,604,000)
Options outstanding, forfeitures in period (in shares)	(7,000)	(1,000)	(285,000)
Options outstanding, exchanged and cancelled in period (in shares)			(5,438,000)
Option outstanding, end of year (in shares)	498,000	581,000	849,000	7,279,000				500,000	600,000	800,000	0
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)	$ 7.86	$ 10.11	$ 2.96
Weighted average exercise price, options, grants in period (USD per share)			$ 11.84
Weighted average exercise price, options, exercises in period (USD per share)	$ 8.01	$ 1.54	$ 7.46
Weighted average exercise price, options, forfeitures in period (USD per share)	$ 6.58	$ 8.54	$ 5.43
Weighted average exercise price, options, cancellations in period (USD per share)			$ 1.95
Weighted average exercise price, options, outstanding, end of year (USD per share)	$ 6.36	$ 7.86	$ 10.11	$ 2.96
Weighted average remaining contractual term, options, outstanding (in years)	3 months 19 days	9 months 18 days	1 year 2 months 12 days	2 years
Options exercisable, outstanding (in shares)	409,000	323,000	299,000
Options exercisable, weighted average exercise price (USD per share)	$ 6.50	$ 8.46	$ 9.94
Options exercisable, weighted average remaining contractual term (in years)	22 days	3 months 18 days	3 months 18 days
Intrinsic value of share options exercised	$ 2.2	$ 6.3	$ 14.9
Intrinsic value of share options outstanding and exercisable	14.9	16.8
Fair value of share options vested	3.8	4.8	6.3
Compensation cost	0.5	1.4	2.0
Total unrecognized compensation cost												$ 0.2	$ 0.6
Weighted average period of recognition for unrecognized compensation cost (in years)												0 years 3 months 27 days